Related party transactions - Amounts incurred by entity for provision of key management personnel services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [abstract]
Salaries and short-term employee benefits	£ 10	£ 10	£ 10
Annual incentive plan	10	10	9
Non-Executive Directors’ fees	1	1	1
Share-based payments	20	15	9
Post employment benefits	3	2	2
Termination benefits	0	0	2
Key management personnel remuneration	£ 44	£ 38	£ 33